Events after the reporting date	9 Months Ended
Sep. 30, 2022
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
The Company has evaluated its subsequent events through November 8, 2022, the date the financial statements were available to be issued, and has concluded that there are no subsequent events requiring disclosure in these unaudited condensed consolidated interim financial statements, other than those described below.

The Company held a pre-BLA meeting in September 2022 and a Type C meeting with the FDA in late October. During the Type C meeting, the FDA provided strong guidance that, for it to consider an accelerated approval path, a randomized confirmatory Phase 3 study must be well underway and ideally fully enrolled at the time of any BLA filing for Cami. As a result, the Company will not file the BLA for Cami next year, as it estimates that it would take at least two years to fully enroll a randomized confirmatory Phase 3 study. The Company is engaged with the FDA in an ongoing and constructive dialogue regarding their guidance and the potential regulatory path forward, including the design and timing of the required confirmatory Phase 3 study. At this time, the Company is pausing any material investments in the Hodgkin lymphoma program. The Company will evaluate its options for Cami with a disciplined and strategic approach to resource allocation.

The Company discontinued enrollment in the Phase 1b clinical trial of Cami in combination with pembrolizumab for the treatment of solid tumors. The combination was an immune-based approach and intended to enhance the benefit of PD1. While the Company observed signals of immunomodulatory activity, the clinical data were not compelling enough to move forward. The Company recognizes the considerable effort required to fully pursue the opportunity and intend to consider strategic alternatives including a partner for the future development of the program. As this combination was an immunotherapy approach and different from the Company's other solid tumor programs, the Company does not see any read through to its other programs, which it continues to advance.